QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Quarterly Financial Information
Net sales	$ 1,532.2	$ 1,487.8	$ 1,532.3	$ 1,483.3	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 6,035.6	$ 6,026.3	$ 5,782.0
Gross profit	397.7	392.0	399.8	387.6	358.6	366.9	396.4	399.5	1,577.1	1,521.4	1,513.8
Income from continuing operations	33.4	38.1	51.3	46.3	29.0	35.4	53.1	36.9	169.1	154.4	241.8
Income (loss) from discontinued operations, net of tax	15.6	20.2	12.9	(2.4)	(6.8)	14.4	20.2	7.9	46.3	35.7	75.1
Net income available to common shareholders	$ 49.0	$ 58.3	$ 64.2	$ 43.9	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 215.4	$ 190.1	$ 316.9
Net income (loss) per common share
Continuing operations (in dollars per share)	$ 0.33	$ 0.38	$ 0.50	$ 0.44	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 1.65	$ 1.46	$ 2.29
Discontinued operations (in dollars per share)	$ 0.16	$ 0.20	$ 0.12	$ (0.02)	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.45	$ 0.34	$ 0.71
Net income per common share (in dollars per share)	$ 0.49	$ 0.58	$ 0.62	$ 0.42	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 2.10	$ 1.80	$ 3.00
Net income (loss) per common share, assuming dilution
Continuing operations (in dollars per share)	$ 0.33	$ 0.37	$ 0.49	$ 0.44	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 1.63	$ 1.45	$ 2.27
Discontinued operations (in dollars per share)	$ 0.15	$ 0.20	$ 0.13	$ (0.03)	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.45	$ 0.33	$ 0.70
Net income per common share, assuming dilution (in dollars per share)	$ 0.48	$ 0.57	$ 0.62	$ 0.41	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 2.08	$ 1.78	$ 2.97